FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
-------------------------------------------------------------------------

THE ADAMS EXPRESS COMPANY
 -------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
 -------------------------------------------------------------------------
(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
 -------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2009

(unaudited)

	Shares	Value (A)
Stocks — 90.8%

Consumer — 23.2%
Consumer Discretionary — 6.9%
Lowe’s Companies, Inc.	600,000	$10,950,000
McDonald’s Corp.	250,000	13,642,500
Newell Rubbermaid Inc. (B)	400,000	2,552,000
Ryland Group Inc.	343,500	5,722,710
Target Corp.	320,000	11,004,800
Walt Disney Co. (B)	480,000	8,716,800

		52,588,810

Consumer Staples — 16.3%
Avon Products, Inc.	435,000	8,365,050
Bunge Ltd. (B)(C)	160,000	9,064,000
Coca-Cola Co.	300,000	13,185,000
CVS/Caremark Corp.	285,000	7,834,650
Dean Foods Co. (D)	340,000	6,147,200
Del Monte Foods Co.	1,300,000	9,477,000
Hansen Natural Corp. (C)(D)	375,000	13,500,000
PepsiCo, Inc.	360,000	18,532,800
Procter & Gamble Co.	315,000	14,833,350
Safeway Inc. (B)	390,000	7,874,100
Unilever plc ADR	800,000	15,144,000

		123,957,150

Energy — 12.4%
Chevron Corp.	150,000	10,086,000
ConocoPhillips	150,000	5,874,000
CONSOL Energy Inc.	200,000	5,048,000
Exxon Mobil Corp. (E)	215,000	14,641,500
Halliburton Co.	300,000	4,641,000
Petroleum & Resources Corporation (F)	2,186,774	40,017,964
Schlumberger Ltd.	105,000	4,265,100
Transocean Ltd. (D)	160,000	9,414,400

		93,987,964

Financials — 8.2%
Banking — 7.4%
Bank of America Corp.	885,000	6,035,700
Bank of New York Mellon Corp.	403,775	11,406,644
Goldman Sachs Group, Inc. (C)	60,000	6,361,200
JPMorgan Chase & Co.	125,000	3,322,500
PNC Financial Services Group, Inc.	200,000	5,858,000
State Street Corp.	230,000	7,079,400
Visa Inc. (B)	190,000	10,564,000
Wells Fargo & Co. (B)	425,000	6,052,000

		56,679,444

Insurance — 0.8%
Prudential Financial, Inc. (B)	310,000	5,896,200

Health Care — 14.2%
Abbott Laboratories	320,000	15,264,000
Bristol-Myers Squibb Co.	345,000	7,562,400
Hospira Inc. (D)	300,000	9,258,000
Johnson & Johnson	255,000	13,413,000
Medtronic, Inc.	310,000	9,135,700
Pfizer Inc.	1,120,000	15,254,400
Senomyx, Inc. (D)	984,400	1,565,196
Teva Pharmaceutical Industries Ltd. ADR	370,000	16,668,500
Wyeth Co.	325,000	13,988,000
Zimmer Holdings, Inc. (D)	150,000	5,475,000

		107,584,196

Industrials — 12.4%
Cintas Corp. (B)	300,000	7,416,000
Curtiss-Wright Corp.	360,000	10,098,000
Emerson Electric Co.	300,000	8,574,000
General Electric Co. (B)	1,488,000	15,043,680
Harsco Corp.	310,000	6,872,700
Illinois Tool Works Inc.	250,000	7,712,500
Masco Corp. (B)	450,000	3,141,000
Oshkosh Corp. (B)	330,000	2,224,200
Spirit AeroSystems Holdings, Inc. (B)(D)	720,000	7,178,400
Tata Motors Ltd. ADR	1,000,000	4,930,000
3M Co. (B)	160,000	7,955,200
United Technologies Corp.	300,000	12,894,000

		94,039,680

Information Technology — 13.0%
Communication Equipment — 0.9%
Corning Inc.	500,000	6,635,000

Computer Related — 9.4%
Automatic Data Processing Inc. (B)	300,000	10,548,000
Cisco Systems, Inc. (D)	850,000	14,254,500
Dell Inc. (D)	585,000	5,545,800
Microsoft Corp. (B)	1,180,000	21,676,600
Oracle Corp. (D)	1,100,000	19,877,000

		71,901,900

Electronics — 2.7%
Broadcom Corp. (D)	400,000	7,992,000
Intel Corp.	840,000	12,642,000

		20,634,000

Materials — 1.3%
du Pont (E.I.) de Nemours and Co.	460,000	10,271,800

Telecom Services — 1.3%
AT&T Corp.	400,000	10,080,000

Utilities — 4.8%
Atmos Energy Corp.	123,400	2,853,008
MDU Resources Group, Inc.	562,500	9,078,750
Northeast Utilities	350,000	7,556,500
Northwest Natural Gas Co.	200,000	8,684,000
Spectra Energy Corp. (B)	305,780	4,323,730
WGL Holdings, Inc.	113,600	3,726,080

		36,222,068

Total Stocks (Cost $896,134,917)		690,478,212

Short-Term Investments — 9.6%
Money Market Funds — 9.6%
Fidelity Institutional Money Market – Government Portfolio, 0.51% (G)	20,034,766	20,034,766
Fidelity Institutional Money Market – Treasury Only Portfolio, 0.26% (G)	11,748,292	11,748,292

Fidelity Institutional Money Market – Treasury Portfolio, 0.32% (G)	20,000,185	20,000,185
Vanguard Federal Money Market, 0.58% (G)	20,047,239	20,047,239
Vanguard Admiral Treasury Money Market, 0.43% (G)	810,366	810,366

		72,640,848

Total Short-Term Investments (Cost $72,640,848)		72,640,848

Total Securities Lending Collateral — 8.9% (Cost $67,838,908)
Money Market Funds — 8.9%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.79% (G)	67,838,908	67,838,908

Total Investments — 109.3% (Cost $1,036,614,673)		830,957,968
Cash, receivables, prepaid expenses and other assets, less liabilities — (9.3)%		(70,955,792)

Net Assets — 100%		$760,002,176

Notes:

(A)	See note 1 to schedule of investments. Securities are listed on the New York Stock Exchange or the NASDAQ.
(B)	A portion of shares held are on loan. See note 4 to schedule of investments.
(C)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $6,216,350.
(D)	Presently non-dividend paying.
(E)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $9,752,500.
(F)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(G)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

See accompanying notes.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2009

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Value

COVERED CALLS
100	Bunge Ltd.	$70	Apr	09	$1,500
150	Bunge Ltd.	85	Jul	09	10,500
100	Goldman Sachs Group, Inc.	120	Apr	09	21,800
200	Goldman Sachs Group, Inc.	150	Jul	09	58,200
150	Hansen Natural Corp.	40	May	09	21,000
150	Hansen Natural Corp.	45	Jun	09	13,500
150	Hansen Natural Corp.	50	Jun	09	6,000

1,000					132,500

COLLATERALIZED PUTS
100	Avon Products, Inc.	17.50	May	09	10,000
100	Bunge Ltd.	22.50	Apr	09	500
100	Bunge Ltd.	30	Apr	09	500
100	CVS/Caremark Corp.	20	May	09	2,000
250	Exxon Mobil Corp.	60	Apr	09	13,000
100	Goldman Sachs Group, Inc.	45	Apr	09	900
150	Goldman Sachs Group, Inc.	70	Apr	09	5,700
150	Harsco Corp.	20	Apr	09	10,500
150	Hospira Inc.	20	May	09	3,000
200	JPMorgan Chase & Co.	20	Apr	09	11,800
150	JPMorgan Chase & Co.	21	Apr	09	11,250
100	PepsiCo, Inc.	42.50	Apr	09	1,000
150	Procter & Gamble Co.	42.50	Apr	09	4,500
200	Procter & Gamble Co.	45	Apr	09	14,000
100	Procter & Gamble Co.	40	Jul	09	13,500
100	Prudential Financial, Inc.	12.50	Apr	09	5,000
100	Prudential Financial, Inc.	12.50	May	09	15,000
150	Transocean Ltd.	40	Apr	09	1,500
100	Walt Disney Co.	17.50	Apr	09	5,500
100	Visa Inc.	45	May	09	11,000
100	Visa Inc.	40	Jun	09	10,000
100	Zimmer Holdings, Inc.	30	Jun	09	11,500

2,850					161,650

					$294,150

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING OPTION CONTRACTS (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances

The Company's investments at March 31, 2009 were classified as follows:

	Investment in securities	Written options
	-----------------------	-----------------------
Level 1	$830,957,968	$294,150
Level 2	--	--
Level 3	--	--
	-----------------------	-----------------------
Total	$830,957,968	$294,150

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2009 was $1,036,127,422 and net unrealized depreciation aggregated $(205,169,454), of which the related gross unrealized appreciation and depreciation were $88,376,741 and $293,546,195, respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2009, the Company had securities on loan of $67,669,766 and held cash collateral of $67,838,908; additional collateral was delivered the next business day in accordance with the procedure described above. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Douglas G. Ober
Douglas G. Ober
Principal Executive Officer

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Douglas G. Ober
Douglas G. Ober
Principal Executive Officer

Date	April 22, 2009

By	/s/ Maureen A. Jones
Maureen A. Jones
Principal Financial Officer

Date	April 22, 2009